Plan Description (Details) - GMHP	12 Months Ended
Dec. 31, 2025 USD ($) loan year h
EBP, Description of Plan [Line Items]
Catch -up contribution, minimum age	50 years
Contributions, percentage of eligible compensation	70.00%
Matching percentage	100.00%
Participant compensation matched, percentage	6.00%
Default investment election, target age | year	65
Automatic deferral rate, annual increase	1.00%
Employer contributions	$ 1,486,000
Vesting percentage upon death	100.00%
Forfeited and available to pay administrative expenses	$ 52,000
Minimum borrowing amount	1,000
Maximum borrowing amount	$ 50,000
General loan, borrowing term	5 years
Prime rate percentage	1.00%
Maximum borrowing, to total account, percentage	50.00%
Number of outstanding loans allowed | loan	1
EBP, Qualified Non-Elective Contributions
EBP, Description of Plan [Line Items]
Service period for automatic contribution	20 years
One-time employer non-elective contribution	$ 10,000
EBP, Steelworkers Union Local (SKME)
EBP, Description of Plan [Line Items]
Service period | h	480
Automatic deferral rate, annual increase	1.00%
EBP, Denison
EBP, Description of Plan [Line Items]
Service period, days	1 day
Caterpillar Inc.
EBP, Description of Plan [Line Items]
Subsidiary ownership percentage by parent	100.00%
Less than one | EBP, Denison
EBP, Description of Plan [Line Items]
Vesting percentage	0.00%
1 | EBP, Denison
EBP, Description of Plan [Line Items]
Vesting percentage	20.00%
2 | EBP, Denison
EBP, Description of Plan [Line Items]
Vesting percentage	40.00%
3 | EBP, Denison
EBP, Description of Plan [Line Items]
Vesting percentage	60.00%
4 | EBP, Denison
EBP, Description of Plan [Line Items]
Vesting percentage	80.00%
5 and more | EBP, Denison
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
Minimum
EBP, Description of Plan [Line Items]
Automatic contribution rate	6.00%
Maximum
EBP, Description of Plan [Line Items]
Automatic contribution rate	15.00%